Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefit expenses
Schedule of employee benefit expenses

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	587,940	1,165,604	1,319,554
Welfare and other benefits	141,708	252,907	248,870
Share‑based payments (Note 26)	7,751	62,315	74,980
	737,399	1,480,826	1,643,404